FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2023	December 31, 2022
Designated derivative instruments - short-term assets:
Interest rate swaps	1,219	1,229
Non-designated derivative instruments - short-term assets:
Interest rate swaps	136	707
Total derivative instruments - short-term assets	1,355	1,936

Designated derivative instruments - long-term assets:
Interest rate swaps	9,921	12,963
Non-designated derivative instruments - long-term assets:
Interest rate swaps	13,796	13,753
Total derivative instruments - long-term assets	23,717	26,716

(in thousands of $)	June 30, 2023	December 31, 2022
Designated derivative instruments - short-term liabilities:
Cross currency interest rate swaps	9,457	2,260
Cross currency swaps	15,659	14,601
Non-designated derivative instruments - short-term liabilities:
Cross currency swaps	114	—
Total derivative instruments - short-term liabilities	25,230	16,861

Designated derivative instruments - long-term liabilities:
Cross currency interest rate swaps	—	4,054
Cross currency swaps	12,416	10,233
Non-designated derivative instruments - long-term liabilities:
Cross currency swaps	—	70
Total derivative instruments - long-term liabilities	12,416	14,357
Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates.

As of June 30, 2023, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed and floating rates in exchange for LIBOR, NIBOR or SOFR. The total net notional principal amount subject to interest rate swap agreements as of June 30, 2023, was $0.4 billion (December 31, 2022: $0.6 billion).

Due to the discontinuance of LIBOR after June 30, 2023, and notwithstanding the automatic conversion mechanisms to alternative rates, the Company has entered into (or is in the process of entering into) amendment agreements to existing loan and swap agreements for the transition from LIBOR to SOFR. As of June 30, 2023, the Company does not anticipate any material impact on the Company's consolidated financial statements as a result of these amendments.

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025, respectively.

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK400 million*	US$48.1 million	September 2018	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

*Originally NOK700 million. NOK300 million was cancelled during the six months ended June 30, 2023.

Apart from the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025, respectively, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.
Fair Values

The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023		December 31, 2022
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity securities	5,866	5,866	7,283	7,283
NOK700 million senior unsecured floating rate bonds due 2023	37,933	38,123	71,243	71,421
NOK700 million senior unsecured floating rate bonds due 2024	64,775	65,585	70,734	70,734
NOK600 million senior unsecured floating rate bonds due 2025	54,989	56,020	60,048	60,348
4.875% senior unsecured convertible bonds due 2023	—	—	137,900	137,211
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	144,255	150,000	144,188
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000	—	—
Derivatives:
Interest rate/currency swap contracts - short-term receivables	1,355	1,355	1,936	1,936
Interest rate/currency swap contracts - long-term receivables	23,717	23,717	26,716	26,716
Interest rate/currency swap contracts - short-term payables	25,230	25,230	16,861	16,861
Interest rate/currency swap contracts - long-term payables	12,416	12,416	14,357	14,357

In accordance with the accounting policy relating to interest rate and currency swaps described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022, changes in the fair values of the swaps are recognized in other comprehensive income where the Company has designated the swaps as hedges. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.
The fair values of financial assets and liabilities as of June 30, 2023, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2023	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity securities	5,866	5,866
Interest rate/ currency swap contracts, short-term receivables	1,355		1,355
Interest rate/ currency swap contracts, long-term receivables	23,717		23,717
Total assets	30,938	5,866	25,072	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	38,123	38,123
NOK700 million senior unsecured floating rate bonds due 2024	65,585	65,585
NOK600 million senior unsecured floating rate bonds due 2025	56,020	56,020
7.25% senior unsecured sustainability-linked bonds due 2026	144,255	144,255
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
Interest rate/currency swap contracts, short-term payables	25,230		25,230
Interest rate/currency swap contracts, long-term payables	12,416		12,416
Total liabilities	491,629	453,983	37,646	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Level 1 and Level 2 of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

As of June 30, 2023, investment in equity securities consist of NorAm Drilling shares traded on the Euronext Growth exchange in Oslo.

The estimated fair values of the floating rate NOK denominated bonds due 2023, 2024 and 2025, the 7.25% senior unsecured sustainability-linked bonds due 2026 and the 8.875% senior unsecured sustainability-linked bonds due 2027 are all based on their quoted market prices as of the balance sheet date.

The estimated fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR, NIBOR or SOFR interest rates as of June 30, 2023.
Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken AB (publ), ABN AMRO Bank N.V., Nordea Bank Finland Plc., Credit Agricole Corporate and Investment Bank S.A., Danske Bank A/S, BNP Paribas, Commonwealth Bank of Australia, Credit Suisse Group AG, Morgan Stanley & Co. LLC and DNB Bank ASA. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk.

There could also be a concentration of revenue risk with the below customers to whom the Company earns the largest proportion of revenues from, or has chartered multiple vessels.

Charterer	Number of vessels/rigs chartered as of June 30, 2023	% of consolidated operating revenues (Six months ended June 30, 2023)	Number of vessels/rigs chartered as of June 30, 2022	% of consolidated operating revenues (Six months ended June 30, 2022)
Maersk A/S (“Maersk”)	16	31%	15	31%
Evergreen Marine Corporation (Taiwan) Ltd. and its affiliate Evergreen Marine (Singapore) Pte Ltd. (collectively “Evergreen”)	6	15%	6	17%
Conocophillips Skandinavia AS ("Conocophillips")**	1	11%	N/A	N/A
Trafigura Maritime Logistics Pte Ltd (“Trafigura”)	7	9%	7	9%
Golden Ocean Group Limited (“Golden Ocean”)*	8	8%	8	9%
MSC	9	1%	9	1%
* Additionally see Note 17: Related Party Transactions.
** In September 2022, the drilling rig Linus was redelivered from Seadrill to the Company. Concurrently, the drilling contract of Linus with ConocoPhillips was assigned from Seadrill to the Company.

In addition, a portion of our net income is generated from our associated company, River Box. (See Note 10: Investment in Associated Companies). In the six months ended June 30, 2023, income from River Box accounted for approximately 16% of our net income (six months ended June 30, 2022: 4% of our net income).
As discussed further in Note 17: Related Party Transactions, the Company had an outstanding receivable balance on loans granted by the Company to River Box totaling $45.0 million as of June 30, 2023 (December 31, 2022: $45.0 million).